Interests in Joint Operations - Summary of Assets Held in Joint Operations (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of significant joint operations [line items]
Current assets	$ 26,693	$ 21,471
Non-current assets	82,234	84,262
Total assets	108,927	105,733	$ 101,811
Joint operations [member]
Disclosure of significant joint operations [line items]
Current assets	2,260	2,059
Non-current assets	38,725	37,193
Total assets	$ 40,985	$ 39,252